Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 and 2021 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares options
Outstanding, December 31, 2022	479,471,102
Granted	90,174,000
Forfeited / Expired	(15,212,381)
Exercised	(22,145,907)
Outstanding, December 31, 2023	532,286,814	479,471,102
Vested and expected to vest at December 31, 2023	512,532,464
Exercisable at December 31, 2023	321,994,786
Weighted average exercise price (US$)
Outstanding, December 31, 2022	$ 0.35
Granted	0.08
Forfeited / Expired	0.22
Exercised	0.35
Outstanding, December 31, 2023	0.31	$ 0.35
Vested and expected to vest at December 31, 2022	0.32
Exercisable at December 31, 2022	$ 0.44
Weighted average remaining contractual life (Years)
Outstanding	6 years 3 months 18 days	6 years 9 months 18 days
Vested and expected to vest at December 31, 2023	6 years 2 months 12 days
Exercisable at December 31, 2023	4 years 9 months 18 days
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 205	$ 193
Vested and expected to vest at December 31, 2023	193
Exercisable at December 31, 2023	$ 82